NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 07, 2020	May 12, 2020	Nov. 15, 2020	Jun. 05, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020
Proceed received from commercial bank		$ 41,665
Interest expenses for related party notes								$ 24,904	$ 42,161	$ 98,313	$ 91,845
Loan payment, description		The loan requires interest at 1% and 18 monthly payments of principal and interest beginning December 5, 2020
Gain on loan extinguishment	$ 42,000				$ 0	$ (297,711)		86,739	(269,144)
Accrued interest	$ 242				134,227			134,227		134,444	674,041
Interest expense					$ 146,028	$ 17,397		$ 171,906	65,631	$ 141,512	457,505
Outstanding warrants					1,002,500			1,002,500
Note payable conversion price per share										$ 0.0143		$ 3	$ 3	$ 1.41	$ 3.326
Amortization expenses, beneficial conversion feature										$ 8,656	5,920
Minimum [Member]
Note payable conversion price per share										$ 0.1430
Interest rate										0.00%
Default interest rate										7.00%
Maximum [Member]
Note payable conversion price per share										$ 0.1497
Interest rate										10.00%
Default interest rate										10.00%
Non-Convertible Notes Payable Two [Member]
Accrued interest										$ 232,698
Interest expense								$ 31,614	$ 10,885
Convertible notes payable principal					$ 11,810			$ 11,810		11,810
Interest rate								0.00%
Purchase price of shares issued										549,311
Convertible debt, conversion, principal amount										316,613
Outstanding note payable					11,810			$ 11,810
Non-Related Party Notes Payable [Member]
Accrued interest										$ 82,797
Common stock shares exchanged										20,313
Convertible notes payable principal					1,005,000			1,005,000		$ 83,953
Convertible Notes Payable					$ 56,683			$ 56,683		56,683	143,136
Amortization expenses, beneficial conversion feature										5,920	$ 5,920
Default interest rate					12.00%			12.00%
Purchase price of shares issued					$ 3			$ 3		166,749
Convertible Notes Payable with Detached Free-standing Warrants					$ 1,005,000			$ 1,005,000		$ 0
Non-Related Party Notes Payable [Member] | Minimum [Member]
Note payable conversion price per share					$ 1.99			$ 1.99		$ 0.0565
Interest rate								5.00%		5.00%
Note payable due date								2/19/2013
Non-Related Party Notes Payable [Member] | Maximum [Member]
Note payable conversion price per share					$ 10.7619			$ 10.7619		$ 10.7619
Interest rate								12.00%		30.00%
Note payable due date								2/19/2013
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member]
Accrued interest										$ 63,623
Outstanding warrants										5,000	5,000
Convertible notes payable principal					$ 42,500			$ 42,500		$ 42,500
Convertible Notes Payable					$ 5,000			$ 5,000		$ 3,938
Interest rate								0.10%		10.00%
Unamortized discount										$ 0	$ 0
Note payable due date								9/11/2014		9/11/2014
Purchase price of shares issued										$ 67,561
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Minimum [Member]
Interest rate								5.00%		5.00%
Note payable due date								12/25/2013		Jan. 31, 2013
Non-Related Party Notes Payable [Member] | Non-Convertible Notes Payable [Member] | Maximum [Member]
Interest rate								10.00%		18.00%
Note payable due date								6/06/2022		Jun. 09, 2022
Related Party Convertible Notes Payable [Member]
Gain on loan extinguishment							$ 11,697			$ 61,875
Accrued interest			$ 1,551,514				22,500
Interest expense				$ 7,689
Outstanding warrants					500,000			500,000
Convertible notes payable principal				1,485,189
Convertible Notes Payable				$ 70,000			25,000			25,000
Convertible non-related party note payable							$ 47,500			$ 25,000
Convertible notes, conversion price				$ 50.50			$ 2
Interest rate				10.00%			0.05%		10.00%	0.05%
Beneficial conversion feature debt discount				$ 1,407,675				$ 460,215
Fair market value of warrants								551,001	$ 0
Unamortized discount					$ 494,759			494,759		$ 494,759
Amortization expenses, beneficial conversion feature								$ 56,242
Stock issued during the period			3,103,028					502,500
Related Party Notes Payable [Member]
Accrued interest										52,119	7,689
Interest expense								$ 55,413
Outstanding warrants					1,000,000			1,000,000
Convertible notes payable principal					$ 11,810			$ 11,810		91,000
Convertible Notes Payable				$ 70,000	56,683			56,683		$ 0	161,000
Beneficial conversion feature debt discount								448,999
Fair market value of warrants								541,707	$ 0
Unamortized discount					$ 486,294			486,294
Amortization expenses, beneficial conversion feature								$ 46,155			$ 64,800
Default interest rate				0.10%	12.00%			12.00%		10.00%
Purchase price of shares issued					$ 12			$ 12
Common Stock Purchase Plans [Member] | Six Related Parties [Member]
Gain on loan extinguishment							$ 103,000			$ 14,000
Accrued interest							$ 82,797			$ 63,623
Common stock shares exchanged							50,135			20,313
Convertible notes payable principal							$ 83,953			$ 3,938
Reduction in related party non - convertible notes payable							$ 166,750			$ 67,561